Operating Costs - Summary of Operating Costs, Footnotes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Before Specific Items
Disclosure Of Operating Costs [Line Items]
Net of capitalised indirect labour costs	£ 675	£ 672	£ 612
Research and development expenditure	662	643	632
Before Specific Items | Capitalised Development Costs
Disclosure Of Operating Costs [Line Items]
Research and development expenditure	599	581	573
Before Specific Items | Operating expenses
Disclosure Of Operating Costs [Line Items]
Research and development expenditure	63	62	59
Before Specific Items | Software Development Costs
Disclosure Of Operating Costs [Line Items]
Capitalised software development costs	476	472	450
Specific Items
Disclosure Of Operating Costs [Line Items]
Restructuring charges	322	386	287
Specific Items | Leaver Costs Associated With Restructuring and Integration
Disclosure Of Operating Costs [Line Items]
Restructuring charges	197	£ 257	£ 168
Right-of-use assets | Specific Items
Disclosure Of Operating Costs [Line Items]
Reversal of impairment	£ 22